Shareholder Report, Holdings (Details)	Jun. 30, 2025
Fidelity Emerging Markets Debt Local Currency Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Emerging Markets Debt Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Emerging Markets Debt Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Debt Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Debt Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Emerging Markets Debt Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Debt Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Debt Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Debt Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Debt Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Debt Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Debt Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Debt Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Emerging Markets Debt Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Debt Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Emerging Markets Debt Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Emerging Markets Debt Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Emerging Markets Debt Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Emerging Markets Debt Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Emerging Markets Debt Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Emerging Markets Debt Central Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Emerging Markets Debt Central Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Emerging Markets Debt Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Emerging Markets Debt Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Emerging Markets Debt Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Emerging Markets Debt Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Fidelity Emerging Markets Debt Central Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Emerging Markets Debt Central Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Emerging Markets Debt Central Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Emerging Markets Debt Central Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Central Fund | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Central Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Emerging Markets Debt Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Emerging Markets Debt Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Fidelity Emerging Markets Debt Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Emerging Markets Debt Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Emerging Markets Debt Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Debt Central Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%